Consolidated Segment Data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013 segment		Sep. 28, 2012		Sep. 30, 2011
Selected information by segment
Number of operating segments	3
Net revenue	$ 10,114	[1],[2],[3],[4]	$ 9,924	[1],[2],[3],[4]	$ 10,099	[1],[2],[3],[4]
Fiscal period duration	364 days		364 days		371 days
Operating income (loss)	698		575		887
Total Assets	12,176		12,365		26,702
Depreciation and amortization	382		379		383
Capital expenditures	271		295		273
Electrical and Metal Products Segment
Selected information by segment
Operating income (loss)					7
Net gain on divestiture					248
Operating Segments | NA Installation & Services
Selected information by segment
Net revenue	3,891	[2],[3]	3,962	[2],[3]	4,022	[2],[3]
Operating income (loss)	388		374		425
Total Assets	3,842		3,965		4,006
Depreciation and amortization	139		137		143
Capital expenditures	92		107		76
Operating Segments | ROW Installation & Services
Selected information by segment
Net revenue	3,884	[2],[3]	3,862	[2],[3]	3,976	[2],[3]
Operating income (loss)	322		346		310
Total Assets	3,141		3,175		2,995
Depreciation and amortization	178		172		173
Capital expenditures	111		100		112
Operating Segments | Global Products
Selected information by segment
Net revenue	2,339	[2],[3]	2,100	[2],[3]	1,754	[2],[3]
Operating income (loss)	307		353		295
Total Assets	2,726		2,377		2,037
Depreciation and amortization	58		63		49
Capital expenditures	58		74		66
Operating Segments | Assets of discontinued operations
Selected information by segment
Total Assets	828		790		14,663
Corporate and Other
Selected information by segment
Net revenue	0	[2],[3]	0	[2],[3]	347	[2],[3]
Operating income (loss)	(319)	[5]	(498)	[5]	(143)	[5]
Total Assets	1,639		2,058		3,001
Depreciation and amortization	7		7		18
Capital expenditures	$ 10		$ 14		$ 19

[1]	Net revenue is attributed to individual countries based on the reporting entity that records the transaction.
[2]	Fiscal 2011 was a 53-week year. Fiscal years 2013 and 2012 were 52-week years.
[3]	Net revenue by operating segment excludes intercompany transactions.
[4]	The U.K. represents the largest portion of net revenue in the Europe, Middle East and Africa region with net revenue of $1,168 million, $1,162 million and $1,187 million for 2013, 2012 and 2011, respectively.
[5]	Operating income includes $7 million for the year ended September 30, 2011, related to the Company's former Electrical and Metals Products business of which a majority interest was sold during the first quarter of fiscal 2011. Operating income for the year ended September 30, 2011 also included a gain, net of working capital adjustments, of $248 million related to the same sale. See Note 3 for additional information.